Reinsurance Contracts	12 Months Ended
Dec. 31, 2025
Disclosure Of Reinsurance Contracts [Abstract]
Reinsurance Contracts
25.	REINSURANCE CONTRACTS

(1)	Details of reinsurance contracts assets and reinsurance contracts liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2025
	Life	Health	Annuity/ Savings and others	Total
Reinsurance contracts assets	381,667	231,261	7,279	620,207
Reinsurance contracts liabilities	52,842	131,344	606	184,792

Net reinsurance contracts asset (liabilities)	328,825	99,917	6,673	435,415

(2)
Changes in liabilities for remaining coverage and liabilities for incurred claims within reinsurance contracts liabilities that premium allocation approach was not applied for the year ended December 31, 2025, are as follows (Unit: Korean Won in millions):

		December 31, 2025
		Liability (asset) for remaining coverage		Asset (liability) for incurred claims	Total
		Excluding loss recovery component	Loss recovery component
Beginning balance	Reinsurance contracts assets	—	—	—	—
	Reinsurance contracts liabilities	—	—	—	—

	Net reinsurance contracts assets (liabilities)	—	—	—	—

Increase due to business combinations	Reinsurance contracts assets	582,962	—	3,484	586,446
	Reinsurance contracts liabilities	153,241	—	(16,892)	136,349

	Net reinsurance contracts assets (liabilities)	429,721	—	20,376	450,097

Reinsurance expenses	Reinsurance contracts under conversion	(37,012)	—	—	(37,012)
	Net reinsurance contracts under conversion	(37,012)	—	—	(37,012)
Reinsurance income	Reinsurance expenses and reinsurance service expenses incurred	—	56	32,285	32,341
	Changes in asset for incurred claims	—	—	3,745	3,745
	Reversal of loss components	—	633	—	633

Sub-total		—	689	36,030	36,719

Reinsurance service result		(37,012)	689	36,030	(293)
Reinsurance finance interest income and other insurance finance income	Effect of changes in credit risk of reinsurance liabilities	365	—	—	365
	Net income	6,115	278	512	6,905
	Other comprehensive income	(20,099)	—	(58)	(20,157)

Sub-total		(13,619)	278	454	(12,887)

		December 31, 2025
		Liability (asset) for remaining coverage		Asset (liability) for incurred claims	Total
		Excluding loss recovery component	Loss recovery component
Total Changes in net income, other comprehensive income and reinsurance service result		(50,631)	967	36,484	(13,180)
Reinsurance service result and investment components excluded from reinsurance finance interest income and other insurance finance income		(39,806)	—	39,806	—
Cash flow	Premium paid	62,921	—	—	62,921
	Claims and other reinsurance service expenses paid including investment components	(6,662)	—	(59,840)	(66,502)

Sub-total		56,259	—	(59,840)	(3,581)

Other increase (decrease)		—	—	2,079	2,079
Ending balance	Reinsurance contracts assets	460,626	125,747	33,834	620,207
	Reinsurance contracts liabilities	65,083	124,780	(5,071)	184,792

	Net reinsurance contracts asset (liabilities)	395,543	967	38,905	435,415

(3)
Changes in the estimate of the present value of the future cash flows, risk adjustment for non-financial risk and contractual service margin for the year ended December 31, 2025, are as follows (Unit: Korean Won in millions):

		December 31, 2025
		Estimate of the present value of future cash flows	Risk adjustment for non-financial risk	Reinsurance contracts under conversion	Total
Beginning balance	Reinsurance contracts assets	—	—	—	—
	Reinsurance contracts liabilities	—	—	—	—

	Net reinsurance contracts asset (liabilities)	—	—	—	—

Increase due to business combinations	Reinsurance contracts assets	470,958	17,215	98,273	586,446
	Reinsurance contracts liabilities	289,635	(20,976)	(132,310)	136,349

	Net reinsurance contracts asset (liabilities)	181,323	38,191	230,583	450,097

Changes related to current service	Amortization of contractual service margin	—	—	(7,868)	(7,868)
	Changes in risk adjustment for non-financial risk	—	(1,024)	—	(1,024)
	Experience adjustments	4,221	—	—	4,221

Sub-total		4,221	(1,024)	(7,868)	(4,671)

		December 31, 2025
		Estimate of the present value of future cash flows	Risk adjustment for non-financial risk	Reinsurance contracts under conversion	Total
Changes related to future service	Change in estimate adjusting contractual service margin	133,284	(990)	(132,294)	—
	Change in estimate adjusting loss recovery component	6,196	(5,715)	—	481
	Effect of initially recognized contracts	(572)	38	686	152

Sub-total		138,908	(6,667)	(131,608)	633

Changes related to past service	Changes in asset for incurred claims	3,643	102	—	3,745

Sub-total		3,643	102	—	3,745

Reinsurance service result		146,772	(7,589)	(139,476)	(293)
Reinsurance finance interest income and other insurance finance income	Effect of changes in credit risk of reinsurance liabilities	365	—	—	365
	Net income	2,732	273	3,900	6,905
	Other comprehensive income	(19,685)	(472)	—	(20,157)

Sub-total		(16,588)	(199)	3,900	(12,887)

Total Changes in net income, other comprehensive income and reinsurance service result		130,184	(7,788)	(135,576)	(13,180)
Cash flow	Premium paid	62,921	—	—	62,921
	Claims and other reinsurance service expenses paid including investment components	(66,502)	—	—	(66,502)

Sub-total		(3,581)	—	—	(3,581)

Other increase (decrease)		2,079	—	—	2,079
Ending balance	Reinsurance contracts assets	371,842	24,068	224,297	620,207
	Reinsurance contracts liabilities	61,837	(6,335)	129,290	184,792

	Net reinsurance contracts asset (liabilities)	310,005	30,403	95,007	435,415

(4)
The effect on the consolidated statement of financial position at the time of initial recognition of new reinsurance contracts for the year ended December 31, 2025 is as follows (Unit: Korean Won in millions):

		December 31, 2025
		The estimates of the present value of future cash outflows	The estimates of the present value of future cash inflows	Risk adjustment for non- financial risk	Contractual Service Margin	Total	Loss recovery component at initial recognition
Initial recognition of new reinsurance contracts (*1)	Non-profitable group of contracts	(558)	480	5	73	—	—
	Profitable group of contracts	(3,265)	2,771	33	613	152	152
	Sub-total	(3,823)	3,251	38	686	152	152

Business Combination		(2,665,609)	2,846,933	38,190	230,583	450,097	—

	Total	(2,669,432)	2,850,184	38,228	231,269	450,249	152

(*1) There are no reinsurance contracts acquired in a transfer.

(5)
Expected amounts of insurance revenue to be recognized in profit or loss by the anticipated amortization period of the contractual service margin (CSM) for reinsurance contracts as of December 31, 2025, are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2025
	1 year	2 years	3 years	4 years	5 years	6 years to 10 years	11 years to 20 years	21 years to 30 years	More than 30 years	Total
Life	366	340	320	302	287	1,185	1,627	934	555	5,916
Health	(25,395)	(23,719)	(18,737)	(13,295)	(5,064)	25,764	71,820	51,391	26,026	88,791
Annuity/Savings and others	43	38	33	29	25	78	45	9	—	300

Total	(24,986)	(23,341)	(18,384)	(12,964)	(4,752)	27,027	73,492	52,334	26,581	95,007